Current Taxes and Deferred Taxes - Schedule Of Effective Tax Rate Reconciliation (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	27.00%	25.50%
Equity price level restatement for tax purposes	(13.94%)	(9.49%)	(141.93%)
Local tax for USA and Panama income	1.76%	0.02%	(98.46%)
Tax Reform USA 35%-21%			95.21%
Penalty fee SBIF		0.69%
Permanent and other differences (*)	2.26%	(3.33%)	(162.11%)
Totals	27.77%	28.67%	(531.14%)
Amount calculated by using the statutory rates	$ (46,541)	$ (63,157)	$ (2,538)
Equity price level restatement for tax purposes	24,037	22,188	14,128
Local tax for USA and Panama income	(3,030)	(54)	9,801
Tax Reform USA 35%-21%			(9,477)
Penalty fee SBIF		(1,616)
Permanent and other differences	(3,897)	7,799	16,136
Net expense for income taxes	$ (47,853)	$ (67,059)	$ 52,871
Colombia [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	33.00%	37.00%	40.00%
Exchange differences due to investments in Colombia	9.51%	13.47%	(204.84%)
Effect of rate change	(2.29%)	(0.01%)	47.07%
Effect of rates subsidiary	3.42%	0.50%	(54.55%)
Exchange differences due to investments in Colombia	$ (16,399)	$ (31,499)	$ 20,390
Effect of rate change	3,954	20	(4,685)
Effect of rates subsidiary	(5,896)	(1,173)	5,430
Net expense for income taxes	$ (14,460)	$ 18,210	$ 21,683
Chile [member]
Disclosure of geographical areas [line items]
Amount calculated by using the statutory rates	27.00%	27.00%	25.50%
Effect of rate change			(51.68%)
Effect of rate change			$ 5,144
Net expense for income taxes	$ (33,393)	$ (85,269)	$ 31,188
New York [member]
Disclosure of geographical areas [line items]
Effect of rates subsidiary	0.05%	(0.18%)	14.65%
Effect of rates subsidiary	$ (81)	$ 433	$ (1,458)